Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Short Term Treasury ETF

SPDR Bloomberg Barclays Long Term Treasury ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Short Term Treasury ETF (SST)	SPDR Portfolio Short Term Treasury ETF (SPTS)
SPDR Bloomberg Barclays Long Term Treasury ETF (TLO)	SPDR Portfolio Long Term Treasury ETF (SPTL)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF (SCPB)	SPDR Portfolio Short Term Corporate Bond ETF (SPSB)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (ITR)	SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (LWC)	SPDR Portfolio Long Term Corporate Bond ETF (SPLB)
SPDR Bloomberg Barclays Aggregate Bond ETF (BNDS)	SPDR Portfolio Aggregate Bond ETF (SPAB)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Short Term Treasury ETF	0.10%	0.06%
SPDR Portfolio Long Term Treasury ETF	0.10%	0.06%
SPDR Portfolio Short Term Corporate Bond ETF	0.12%	0.07%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.12%	0.07%
SPDR Portfolio Long Term Corporate Bond ETF	0.12%	0.07%
SPDR Portfolio Aggregate Bond ETF	0.08%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO SHORT TERM TREASURY ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.06%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$6	$19	$34	$77

SPDR PORTFOLIO LONG TERM TREASURY ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.06%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$6	$19	$34	$77

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

SPDR PORTFOLIO AGGREGATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 1000 ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Russell 3000 ETF (THRK)	SPDR Portfolio Total Stock Market ETF (SPTM)
SPDR Russell 1000 ETF (ONEK)	SPDR Portfolio Large Cap ETF (SPLG)
SPDR Russell 2000 ETF (TWOK)	SPDR Portfolio Small Cap ETF (SPSM)
SPDR S&P 500 Growth ETF (SPYG)	SPDR Portfolio S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)	SPDR Portfolio S&P 500 Value ETF (SPYV)
SPDR S&P 500 High Dividend ETF (SPYD)	SPDR Portfolio S&P 500 High Dividend ETF (SPYD)
SPDR S&P 1000 ETF (SMD)	SPDR Portfolio Mid Cap ETF (SPMD)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Total Stock Market ETF	0.10%	0.03%
SPDR Portfolio Large Cap ETF	0.10%	0.03%
SPDR Portfolio Small Cap ETF	0.10%	0.05%
SPDR Portfolio S&P 500 Growth ETF	0.15%	0.04%
SPDR Portfolio S&P 500 Value ETF	0.15%	0.04%
SPDR Portfolio S&P 500 High Dividend ETF	0.12%	0.07%
SPDR Portfolio Mid Cap ETF	0.10%	0.05%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.03%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.03%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$3	$10	$17	$39

SPDR PORTFOLIO LARGE CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.03%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.03%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$3	$10	$17	$39

SPDR PORTFOLIO SMALL CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.05%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.05%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$5	$16	$28	$64

SPDR PORTFOLIO S&P 500 GROWTH ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

SPDR PORTFOLIO S&P 500 VALUE ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

SPDR PORTFOLIO MID CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.05%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.05%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$5	$16	$28	$64

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Short Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Short Term Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Short Term Treasury ETF (SST)	SPDR Portfolio Short Term Treasury ETF (SPTS)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Short Term Treasury ETF	0.10%	0.06%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO SHORT TERM TREASURY ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.06%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$6	$19	$34	$77

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Long Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Long Term Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Long Term Treasury ETF (TLO)	SPDR Portfolio Long Term Treasury ETF (SPTL)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Long Term Treasury ETF	0.10%	0.06%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO LONG TERM TREASURY ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.06%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$6	$19	$34	$77

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Short Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF (SCPB)	SPDR Portfolio Short Term Corporate Bond ETF (SPSB)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Short Term Corporate Bond ETF	0.12%	0.07%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Intermediate Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (ITR)	SPDR Portfolio Intermediate Term Corporate Bond ETF (SPIB)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.12%	0.07%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (LWC)	SPDR Portfolio Long Term Corporate Bond ETF (SPLB)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Long Term Corporate Bond ETF	0.12%	0.07%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Bloomberg Barclays Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Bloomberg Barclays Aggregate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Bloomberg Barclays Aggregate Bond ETF (BNDS)	SPDR Portfolio Aggregate Bond ETF (SPAB)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Aggregate Bond ETF	0.08%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO AGGREGATE BOND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Russell 3000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Russell 3000 ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Russell 3000 ETF (THRK)	SPDR Portfolio Total Stock Market ETF (SPTM)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Total Stock Market ETF	0.10%	0.03%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.03%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.03%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$3	$10	$17	$39

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) Russell 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Russell 1000 ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Russell 1000 ETF (ONEK)	SPDR Portfolio Large Cap ETF (SPLG)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Large Cap ETF	0.10%	0.03%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO LARGE CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.03%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.03%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$3	$10	$17	$39

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR Russell 2000 (R) ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR Russell 2000 ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR Russell 2000 ETF (TWOK)	SPDR Portfolio Small Cap ETF (SPSM)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Small Cap ETF	0.10%	0.05%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO SMALL CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.05%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.05%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$5	$16	$28	$64

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) S & P 500 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR S&P 500 Growth ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P 500 Growth ETF (SPYG)	SPDR Portfolio S&P 500 Growth ETF (SPYG)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio S&P 500 Growth ETF	0.15%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO S&P 500 GROWTH ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) S & P 500 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR S&P 500 Value ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P 500 Value ETF (SPYV)	SPDR Portfolio S&P 500 Value ETF (SPYV)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio S&P 500 Value ETF	0.15%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO S&P 500 VALUE ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR S&P 500 High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR S&P 500 High Dividend ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P 500 High Dividend ETF (SPYD)	SPDR Portfolio S&P 500 High Dividend ETF (SPYD)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio S&P 500 High Dividend ETF	0.12%	0.07%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.07%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.07%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$7	$23	$40	$90

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.

SPDR(R) S&P 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst1_SupplementTextBlock

SPDR® Series Trust

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated October 31, 2016, as supplemented

SPDR S&P 1000 ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and certain Funds’ ticker symbols will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbols in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P 1000 ETF (SMD)	SPDR Portfolio Mid Cap ETF (SPMD)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Mid Cap ETF	0.10%	0.05%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO MID CAP ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.05%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.05%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$5	$16	$28	$64

Effective immediately, all additional references in the Prospectus and SAI to a Fund’s management fee are revised as indicated above.